Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,126,810.05

Principal:
Principal Collections	$14,855,166.85
Prepayments in Full	$6,501,518.36
Liquidation Proceeds	$128,121.60
Recoveries	$102,044.14
Sub Total	$21,586,850.95
Collections	$22,713,661.00

Purchase Amounts:
Purchase Amounts Related to Principal	$5,190.18
Purchase Amounts Related to Interest	$16.82
Sub Total	$5,207.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,718,868.00

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,718,868.00
Servicing Fee	$452,883.98	$452,883.98	$0.00	$0.00	$22,265,984.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,265,984.02
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,265,984.02
Interest - Class A-3 Notes	$352,588.78	$352,588.78	$0.00	$0.00	$21,913,395.24
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$21,789,843.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,789,843.24
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$21,739,610.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,739,610.24
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$21,702,124.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,702,124.57
Regular Principal Payment	$19,283,548.44	$19,283,548.44	$0.00	$0.00	$2,418,576.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,418,576.13
Residual Released to Depositor	$0.00	$2,418,576.13	$0.00	$0.00	$0.00

Total		$22,718,868.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,283,548.44
Total					$19,283,548.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,283,548.44	$53.35	$352,588.78	$0.98	$19,636,137.22	$54.33
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$19,283,548.44	$18.32	$563,859.45	$0.54	$19,847,407.89	$18.86

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$327,989,558.75	0.9075025	$308,706,010.31	0.8541476
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$475,609,558.75	0.4518212	$456,326,010.31	0.4335021

Pool Information
Weighted Average APR	2.544%	2.546%
Weighted Average Remaining Term	40.19	39.39
Number of Receivables Outstanding	23,330	22,839
Pool Balance	$543,460,773.21	$521,841,485.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$502,183,010.49	$482,575,172.74
Pool Factor	0.4741458	0.4552839

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$39,266,312.95
Targeted Overcollateralization Amount	$65,515,475.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,515,475.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		30	$129,290.53
(Recoveries)		20	$102,044.14
Net Loss for Current Collection Period			$27,246.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0602%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2358%
Second Prior Collection Period			0.1267%
Prior Collection Period			0.4542%
Current Collection Period			0.0614%
Four Month Average (Current and Prior Three Collection Periods)			0.2195%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		721	$3,016,363.16
(Cumulative Recoveries)			$483,829.62
Cumulative Net Loss for All Collection Periods			$2,532,533.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2210%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,183.58
Average Net Loss for Receivables that have experienced a Realized Loss			$3,512.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	174	$5,084,900.04
61-90 Days Delinquent	0.22%	36	$1,157,002.69
91-120 Days Delinquent	0.05%	7	$275,169.17
Over 120 Days Delinquent	0.04%	6	$191,556.76
Total Delinquent Receivables	1.29%	223	$6,708,628.66

Repossession Inventory:
Repossessed in the Current Collection Period		6	$170,808.72
Total Repossessed Inventory		9	$281,365.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1756%
Prior Collection Period			0.1715%
Current Collection Period			0.2145%
Three Month Average			0.1872%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3112%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,079,571.11
2 Months Extended	105	$3,475,244.41
3+ Months Extended	16	$410,295.73

Total Receivables Extended	196	$5,965,111.25
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer